S000094758 [Member] Expense Example - First Sentier American Listed Infrastructure Fund - Class I Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	1,048
Expense Example, with Redemption, 5 Years	2,742
Expense Example, with Redemption, 10 Years	$ 6,506